INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK	12 Months Ended
Dec. 31, 2019
Disclosure of interests in subsidiaries [text block] [Abstract]
Disclosure of interests in subsidiaries [text block]

23   INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK

	2019 £m	2018 £m
At 1 January	32,656	32,878
Additions and capital injections	1,766	110
Capital contributions	53	73
Capital repayments	(212)	(210)
Disposals	(20)	(103)
Impairment[1]	(159)	(92)
At 31 December	34,084	32,656

1	During the year ended 31 December 2019 the Bank wrote-down the carrying value of its investments in certain subsidiaries, following a review of their financial position and anticipated future activities.

Certain subsidiary companies currently have insufficient distributable reserves to make dividend payments, however, there were no further significant restrictions on any of the Company’s subsidiaries in paying dividends or repaying loans and advances. All regulated banking subsidiaries are required to maintain capital at levels agreed with the regulators; this may impact those subsidiaries’ ability to make distributions.